Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets that are measured at fair value on a recurring basis
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$311,200,024	$—	$—
Liabilities:
Derivative warrant liabilities – public	$8,276,940	$—	$—
Derivative warrant liabilities – private	$—	$—	$12,266,940
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$311,175,471	$—	$—
Liabilities:
Derivative warrant liabilities – public	$10,392,850	$—	$—
Derivative warrant liabilities – private	$—	$—	$15,402,850

Description	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account – money market fund	$311,175,471	$—	$—
Liabilities:
Derivative liabilities – Public Warrants	$10,392,850	$—	$—
Derivative liabilities – Private Warrants	$—	$—	$15,402,850

Schedule of fair value measurement inputs and valuation techniques
	March 31, 2022	December 31, 2021
Share price	$9.92	$9.98
Volatility	16.3%	21.8%
Expected life of the options to convert	5.25	5.50
Risk-free rate	2.4%	1.3%
Dividend yield	—	—

	March 22, 2021	December 31, 2021
Share price	$9.81	$9.98
Volatility	14.3%	21.8%
Expected life of the options to convert	6.53	5.50
Risk-free rate	1.2%	1.3%
Dividend yield	—	—

Schedule of fair value of the derivative warrant liabilities
	Public Warrants	Private Warrants	Total
Derivative warrant liabilities at January 13, 2021 (inception)	$—	$—	$—
Issuance of Public and Private Warrants	5,948,230	9,047,530	14,995,760
Transfer to Level 1	(10,455,080)	—	(10,455,080)
Change in fair value of derivative warrant liabilities	4,506,850	6,355,320	10,862,170
Derivative warrant liabilities at December 31, 2021	—	15,402,850	15,402,850
Change in fair value of derivative warrant liabilities	—	(3,135,910)	(3,135,910)
Derivative warrant liabilities at March 31, 2022	$—	$12,226,940	$12,266,940

	Public	Private	Total
Derivative warrant liabilities at January 13, 2021 (inception)	$—	$—	$—
Issuance of Public and Private Warrants	5,948,230	9,047,530	14,995,760
Transfer to Level 1	(10,455,080)	—	(10,455,080)
Change in fair value of derivative warrant liabilities	4,506,850	6,355,320	10,862,170
Derivative warrant liabilities at December 31, 2021	$—	$15,402,850	$15,402,850